Trade receivables - Narrative (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Trade receivables past due	€ 0.8	€ 4.5
Receivables from contracts with customers	€ 30.5	€ 41.6